UNITED STATES
                      SECUTITIES AND EXCHANGE COMMISSION
                             WASHINGTON, DC  20549


                             FORM 13F COVER PAGE

REPORT FOR THE CALENDAR YEAR OR QUARTER ENDED:  June 30, 2003

CHECK HERE IF AMENDMENT [ ]; AMENDMENT NUMBER;
THIS AMENDMENT (CHECK ONLY ONE.): [ ] IS A RESTATEMENT
                                  [ ] ADDS NEW HOLDINGS ENTRIES.

INSTITUTIONAL INVESTMENT MANAGER FILLING THIS REPORT:

NAME:    HENRY H. ARMSTRONG ASSOCIATES, INC.
ADDRESS: 1706 ALLEGHENY TOWER
         625 STANWIX STREET
         PITTSBURGH, PA  15222

13F FILE NUMBER:    28-7012

THE INSTITUTIONAL INVESTMENT MANAGER FILING THIS REPORT AND THE PERSON BY WHOM IT IS SIGNED HEREBY REPRESENT THAT THE PERSON SIGNING THE REPORT IS
AUTHORIZED TO SUBMIT IT, THAT ALL INFORMATION CONTAINED HEREIN IS TRUE, CORRECT AND COMPLETE, AND THAT IT IS UNDERSTOOD THAT ALL REQUIRED ITEMS, STATEMENTS, SCHEDULES, LISTS, AND TABLES, ARE CONSIDERED INTEGRAL PARTS
OF THIS FORM.

PERSON SIGNING THIS REPORT ON BEHALF OF REPORTING MANAGER:

NAME:      JAMES MCKAY ARMSTRONG
TITLE:     PRESIDENT
PHONE:     412-471-1551
SIGNATURE, PLACE, AND DATE OF SIGNING:

   JAMES MCKAY ARMSTRONG             PITTSBURGH, PA          July 22, 2003


REPORT TYPE (CHECK ONLY ONE.):

[X]    13F HOLDINGS REPORT
[ ]    13F NOTICE
[ ]    13F COMBINATION REPORT

LIST OF OTHER MANAGERS REPORTING FOR THIS MANAGER:



I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

                                  FORM 13F SUMMARY PAGE

REPORT SUMMARY:

NUMBER OF OTHER INCLUDED MANAGERS:             0

FORM 13F INFORMATION TABLE ENTRY TOTAL:        54
FORM 13F INFORMATION VALUE TOTAL:              $250392

LIST OF OTHER INCLUDED MANAGERS:

NO.         13F FILE NUMBER                NAME




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FORM 13F INFORMATION TABLE


NAME OF ISSUER  TITLE     CUSIP    VALUE  SHARES/ INVSTMNT  OTHER  VOTING AUTH
	       OF CLASS          (X$1000) PRN AMT DSCRETN   MGRS  SOLE SHRD NONE
.................................................................................
Abbott Labs     Common	002824100   2038     46583   Sole		     46583
Am. Intl. Gr	Common	026874107    518      9391   Sole                     9391
Amgen Inc.      Common  031162100    275      4172   Sole                     4172
Anheuser Busch  Common  035229103    372      7279   Sole                     7279
Ashanti GoldfielCommon	043743202    120     15000   Sole                    15000
Automatic Data 	Common	053015103   3447    101805   Sole                   101805
Berkshire Hath	Common	084670991  51838       715   Sole                      715
Berkshire Hath	Common	084670207   4872      2005   Sole                     2005
Bristol-Myers 	Common	110122108    736     27100   Sole                    27100
Chevron Texaco  Common	166764100    518      7179   Sole                     7179
Cisco Systems	Common	17275R102   4199    250107   Sole                   250107
Coca-Cola Co.	Common	191216100  13781    296936   Sole                   296936
Del Monte Foods Common  24522P103    104     11821   Sole                    11821
Emerson Elec.	Common	291011104    440      8605   Sole                     8605
ExxonMobil	Common	30231G102   2256     62825   Sole                    62825
First Data      Common	319963104  10170    245420   Sole                   245420
General ElectricCommon	369604103  10376    361792   Sole                   361792
Gillette Co.	Common	375766102  15831    496890   Sole                   496890
Hewlett Packard	Common	428236103   1709     80238   Sole                    80238
H.J. Heinz Co.	Common	423074103   1029     31188   Sole		     31188
IBM		Common	459200101    966     11712   Sole                    11712
Intel Corp.	Common	458140100   5851    281184   Sole                   281184
J.P.MorganChase Common  46625H100    274      8026   Sole                     8026
Johnson & JohnsoCommon	478160104  14013    271051   Sole                   271051
Linear TechnologCommon	535678106  18537    572490   Sole		    572490
Lexmark Int'l   Common  529771107    248      3510   Sole                     3510
MBNA Corp       Common  55262L100    208      9962   Sole                     9962
Medtronic	Common	585055106  13283    276901   Sole                   276901
Mellon FinancialCommon  58551A108    506     18238   Sole                    18238
Merck & Co.	Common	589331107   5736     94729   Sole                    94729
Microsoft	Common	594918104  10423    406504   Sole                   406504
3M Company 	Common	604059105   1108      8593   Sole                     8593
Moody's Corp.	Common	615369105  20976    397950   Sole		    397950
National City 	Common	635405103   1455     44496   Sole                    44496
NorthFork Banc  Common  659424105    224      6570   Sole                     6570
Old Republi IntlCommon  6802523104   206      6000   Sole                     6000
Paychex Inc     Common  704326107    334     11362   Sole                    11362
PepsiCo		Common	713448108    515     11562   Sole                    11562
Pfizer Inc.	Common	717081103   3776    110562   Sole                   110562
PNC Bank Corp.	Common	693475105    322      6587   Sole                     6587
PPG Industries	Common	693506107    352      6946   Sole                     6946
Procter & GambleCommon	742718109   1416     15877   Sole                    15877
Transaction SystCommon  893416107  12011   1327160   Sole                  1327160
Teppco Partners L.P.	872384102    278      7600   Sole                     7600
Triton PCS HoldgCommon	89677M106    673    133233   Sole		    133233
Unitrin, Inc.   Common  913275103    204      7540   Sole                     7540
Valspar Corp.	Common	920355104    258      6100   Sole                     6100
Valueclick      Common  92046N102     65     10671   Sole                    10671
Verizon Comm.   Common  92343V104    296      8364   Sole                     8364
Walgreen Co.	Common	931422109    549     18250   Sole                    18250
Wal-mart Stores Common  931142103    617     11491   Sole                    11491
Walt Disney Co.	Common	254687106    430     21771   Sole                    21771
Wells Fargo     Common  949746101    202      4000   Sole                     4000
Wm. Wrigley Jr. Common	982526105   8717    155030   Sole                   155030
Wyeth           Common  983024100   1030     22623   Sole                    22623
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